Partner's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 14, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2013 Dynagas LNG Partners LP	Dec. 31, 2013 Dynagas LNG Partners LP	Oct. 29, 2013 Dynagas LNG Partners LP	Nov. 18, 2013 Dynagas Holding Ltd	Oct. 29, 2013 Dynagas Holding Ltd	Dec. 05, 2013 Overallotment Option
Related Party Transaction
Common unitholders - units issued		14,985,000	6,735,000	8,250,000				6,735,000
Common unitholders - units offered				8,250,000			4,250,000		1,875,000
Subordinated unitholders - units issued		14,985,000	14,985,000					14,985,000
General Partner unitholders - units issued		30,000	30,000			30,000
Units issued price per unit				$ 18
Proceeds from Issuance Initial Public Offering				$ 148,500
Proceeds from issuance of common units, net of commissions				136,900
Underwriting discounts and commissions				8,900
Other offering costs				2,700
Other offering costs paid					800
Distribution made to Limited Partner, Distributions paid, Per unit	$ 0.1746
Total distribution paid to all classes of partners	$ 5,200